Labor and social obligations	12 Months Ended
Dec. 31, 2020
Labor and Social Obligations
Labor and social obligations

18     Labor and social obligations

	2020	2019
Bonuses (a)	31,046	28,045
Payroll and social charges	53,462	17,763
Payroll accruals	25,582	18,998
Other labor	11,549	6,506
	121,639	71,312
Current	85,069	68,511
Non-current	36,570	2,801

(a) Variable remuneration (bonuses)

The Company recorded bonuses related to variable remuneration of employees and management in cost of sales, selling and administrative expenses in the amount of R$ 18,989, R$ 14,519 and R$ 4,224 for the years ended December 31, 2020, 2019, and 2018, respectively.

(b) Share-based compensation plan

Stock options - Arco plan

Members of the Company’s management participated in the Arco share-based compensation plan. In 2019, all directors exercised their stock options.

As of December 31, 2020, there were no outstanding share options. There was no share-based compensation expense as of December 31, 2020.

The following table list the inputs to the model used for the Arco plan:

Dividend yield (%)	2.41
Fair value of the option at grant date	72.63
Exercise price	11.13
Expected volatility (%)	186.61
Risk-free interest rate (%)	8.01
Expected life of share options (years)	6.00
Weighted average share price (R$)	12.67
Model used	Black & Scholes

Stock options - International School plan

International School has its own stock option plan, approved by its shareholders on August 4, 2017. International School granted 294,735 stock options on its own shares in 2017 to selected key executives. The stock option plan was designed to attract and retain key executives.

The fair value of the stock options was estimated at the grant date using the Black & Scholes pricing model, considering the terms and conditions on which the stock options were granted.

The stock options vested on January 1, 2020 and the compensation expense recognized for the International School Plan in the statement of income (loss) for the years ended December 31, 2020 and 2019 was R$ 129 and R$ 549 respectively.

On May 20, 2020, all Senior Executives exercised their 153,262 stock options pursuant to the International School Plan approved by its shareholders on August 4, 2017, with a updated unit value of R$ 1.39. As of December 31, 2020, there were no outstanding share options.

The following table details the assumptions used to determine the fair value of the share options under the International School share option plans:

Date of grant	08/04/2017
Fair value of the option at grant date	10.66
Exercise price	1.37
Dividend yield (%)	0.00%
Expected volatility (%)	380.36%
Risk-free interest rate (%)	8.62%
Expected life of share options (years)	2.74
Weighted average share price (reais) on the grant date	10.65
Model used	Black & Scholes

Stock options - Geekie plan

Geekie has its own stock option plan that is granted to employees elected by Management and duly approved by the Board.

On December 1, 2020, the Company approved, new conditions for granting stock options in the total amount of 31,763 shares. This stock option plan, in a full agreement between the Company and the beneficiaries, replaced the previous plan approved on December 19, 2017.

The exercise price of the options granted to all beneficiaries is R$ 82.91 as determined in the grant agreements. The stock options are exercisable from the date of approval of the new grant agreement, with the vesting period on that date being considered fulfilled. The beneficiary has the maximum period for exercising the options is up to March 31, 2022, under penalty of forfeiture. The stock options plan is classified as cash settled since all Geekies´ employees have signed a mandatory contract to sell all the option to Arco at exercise date at the same price to be paid to non-controlling selling shareholders.

Restricted stock units

In 2019 the Company established a new share-based payment program called restricted stock units (“RSU”) of the holding company Arco Platfom Limited for employees registered with the Company's subsidiaries, which will be available for sale by the beneficiaries annually, on their anniversary dates, with the exception of the members of the Board, whose shares are blocked for sale for one year after the issue. The related compensation expense will be recognized over the following schedule. The restricted stock unit plan contemplates the issue of approximately 656,860 shares to be distributed to 39 beneficiaries.

Final vesting	Quantity of
date	stocks
28/09/2019	197,951
30/06/2020	3,086
28/09/2020	215,709
30/06/2021	3,086
28/09/2021	215,709
28/09/2022	17,757
30/06/2022	3,562
Total	656,860

The participant's right to effectively receive ownership of the restricted shares will be conditioned to the participant's continuance as an employee, director or director of any company in the business group from the grant date until the grace periods (“Vesting”). If a participant leaves the group, it will be considered as non-compliance with the “vesting” condition, not being a cancellation of the plan but a “forfeiture”. After the vesting period, the restricted shares have the same rights and privileges as any shareholder.

The following table reflects the movements from the grant date until December 31, 2020:

Number of
restricted
share units
Outstanding at December 31, 2019	337,185
Granted	73,085
Restricted stocks units transferred	(203,622)
Effectively forfeited	(45,417)
Outstanding at December 31, 2020	161,231

The total compensation expense for the year ended December 31, 2020, including taxes and social charges, was R$ 48,852 (R$ 15,469 of principal and R$ 33,383 of taxes and contributions) net of estimated forfeiture. These awards are classified as equity settled.

The fair value of these equity instruments was measured on the grant date as follows:

			Total shares		Unit
	Total shares	Total shares	granted	Average fair value at	value
Grant date	granted	vested	outstanding	grant date	average
30/04/2019	542,760	(375,532)	111,435	68,800	126.76
30/06/2019	1,543	(1,543)	—	274	177.71
30/06/2019	1,543	(1,543)	—	319	206.66
15/10/2019	37,929	(23,711)	7,698	7,593	200.18
23/01/2020	13,000	(5,449)	7,580	2,788	214.48
02/03/2020	36,673	(15,372)	21,383	8,762	238.93
04/03/2020	13,164	(9,906)	4,388	3,346	254.21
03/09/2020	3,600	(1,509)	2,099	883	245.18
19/11/2020	3,562	(410)	3,562	772	216.63
19/11/2020	3,086	(355)	3,086	669	216.63
Total	656,860	(435,330)	161,231	94,206

The grant date is the date on which the entity and the counterparty (including employee) entered into a share-based payment agreement, that is, when the entity and the counterparty have a shared understanding of the terms and conditions of the agreement.